Consolidated Statements Of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2022		$ 38	$ 2,034	$ 14,765	$ (221)
Beginning balance, shares at Dec. 31, 2022		378.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under stock compensation and benefit plans		$ 0	(39)
Issuance of common stock under stock compensation and benefit plans, shares		1.4
Share-based compensation			205
Net earnings	$ 3,165			3,165
Cash dividends declared				(1,159)
Other comprehensive income (loss)	(195)				(195)
Ending balance, shares at Dec. 31, 2023		380.1
Ending balance at Dec. 31, 2023	18,593	$ 38	2,200	16,771	(416)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under stock compensation and benefit plans		$ 0	(68)
Issuance of common stock under stock compensation and benefit plans, shares		1.3
Share-based compensation			229
Net earnings	2,993			2,993
Cash dividends declared				(1,236)
Other comprehensive income (loss)	123				123
Ending balance, shares at Dec. 31, 2024		381.4
Ending balance at Dec. 31, 2024	20,634	$ 38	2,361	18,528	(293)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under stock compensation and benefit plans		$ 0	(7)
Issuance of common stock under stock compensation and benefit plans, shares		1.1
Share-based compensation			243
Net earnings	3,246			3,246
Cash dividends declared				(1,302)
Other comprehensive income (loss)	(394)
Ending balance, shares at Dec. 31, 2025		382.5
Ending balance at Dec. 31, 2025	$ 22,420	$ 38	$ 2,597	$ 20,472	$ (687)